LVIP American Income Allocation Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–11.19%
✧American Funds®– Capital Income Builder	263,228	$18,947,127
		18,947,127
Equity Funds–28.23%
✧American Funds®-
American Mutual Fund	227,205	12,791,632
Growth Fund of America	244,246	17,050,831
Investment Company of America	321,921	17,953,522
		47,795,985
Fixed Income Funds–57.90%
✧American Funds®-
Bond Fund of America	7,974,269	90,348,464
High-Income Trust	595,396	5,787,249
Inflation Linked Bond Fund	199,880	1,908,857
		98,044,570
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.16%
✧American Funds®– Smallcap World Fund	30,023	$1,965,631
		1,965,631
International Equity Funds–1.59%
✧American Funds®-
EuroPacific Growth Fund	29,926	1,649,816
New World Fund	13,266	1,038,463
		2,688,279
Total Investment Companies (Cost $157,090,637)		169,441,592

TOTAL INVESTMENTS–100.07% (Cost $157,090,637)	169,441,592
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(122,149)
NET ASSETS APPLICABLE TO 15,251,518 SHARES OUTSTANDING–100.00%	$169,319,443

✧Class R-6 shares.
LVIP American Income Allocation Fund–1